SCHEDULE OF BALANCE AMOUNTS DUE FROM (DUE TO) RELATED PARTY (Details) - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Related Party Transaction [Line Items]
Amount due from non-controlling shareholder		$ 628
Barentsz Investments Limited [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]	256,410
Premier Advisory Services Limited [Member]
Related Party Transaction [Line Items]
Amount due from non-controlling shareholder		628
Mr WEI Xiao [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	265,590	121,985	103,206
Barentsz Asset Management Limited [Member]
Related Party Transaction [Line Items]
Amount due to related parties		86,934
Other Individual [Member]
Related Party Transaction [Line Items]
Amount due to related parties				8,974
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from a related party		256,410
Amount due to related parties	[2],[3]	$ 352,524	$ 121,985	$ 112,180

[1]	The balance arose from the consideration for the disposal of Barentsz HK. The amount was unsecured, interest-free, had no fixed term of repayment and was non-trade related.
[2]	The balances represented advances for operational purposes. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.
[3]	Other individual represents a director of Barentsz HK, which was disposed of by the Company on May 23, 2025.